LEASES – AS A LESSEE (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
SCHEDULE OF COMPONENTS OF LEASE COSTS

The components of lease costs are as follows:

	For the Years Ended
	December 31,
	2022	2021	2020
Finance lease costs
Amortization of right-of-use assets	4,313	2,339	2,753
Interest on finance lease liabilities	175	97	99
Total finance lease costs	4,488	2,436	2,852
Operating lease costs	569,778	496,559	429,162
Short-term lease costs	1,532	6,643	2,771
Total lease costs	575,798	505,638	434,785

SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO THE COMPANY’S LEASES

The following table presents supplemental information related to the Company’s leases:

	For the Years Ended
	December 31,
	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	175	97	99
Operating cash flows from operating leases	480,685	513,967	450,382
Financing cash flows from finance leases	4,160	2,303	2,770
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	508,790	602,560	376,214
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	8,373	2,682	940
Remeasurement of operating lease liabilities and right-of-use assets due to lease modification	92,739	37,142	41,866

Weighted average remaining lease term (years)
Finance leases	3.03	3.29	3.23
Operating leases	8.54	8.11	8.18

Weighted average discount rate (per annum)
Finance leases	1.57%	1.57%	1.57%
Operating leases	1.57%	1.57%	1.57%

SCHEDULE OF FUTURE MATURITY OF LEASE LIABILITIES

As of December 31, 2022, the future maturity of lease liabilities is as follows:

Years Ended December 31,	Finance Lease	Operating Lease
2023	4,965	472,244
2024	3,124	416,492
2025	1,997	297,778
2026	1,546	295,853
2027	267	294,681
Thereafter	-	937,885
Total undiscounted lease payments	11,899	2,714,933
Less: imputed interest	(283)	(111,291)
Present value of lease liabilities	11,616	2,603,642
Less: lease liabilities, current	(4,821)	(427,856)
Lease liabilities, non-current	6,795	2,175,786